Capital structure and financial items - Derivative financial instruments - Derivative financial instruments (Details) kr in Millions	12 Months Ended
	Dec. 31, 2022 DKK (kr)	Dec. 31, 2021 DKK (kr)
Disclosure of detailed information about hedging instruments [line items]
Notional amount	kr 112,512	kr 89,653
Hedging instrument, assets	2,727	1,690
Hedging instrument, liabilities	2,903	2,184
Recognised in other comprehensive income, asset	1,026
Cash flow hedges | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	69,969	51,383
Hedging instrument, assets	1,964	49
Hedging instrument, liabilities	938	1,789
Cash flow hedges | Forward contracts | USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	59,292	42,351
Hedging instrument, assets	1,591	17
Hedging instrument, liabilities	kr 907	kr 1,667
Average price of hedging instrument	696	628
Cash flow hedges | Forward contracts | CNH, JPY, GBP And CAD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	kr 10,677	kr 9,032
Hedging instrument, assets	373	32
Hedging instrument, liabilities	31	122
Fair value hedges | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	42,543	38,270
Hedging instrument, assets	763	1,641
Hedging instrument, liabilities	1,965	395
Fair value hedges | Forward contracts | USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	38,432	30,909
Hedging instrument, assets	639	1,607
Hedging instrument, liabilities	kr 1,942	kr 284
Average price of hedging instrument	714	628
Fair value hedges | Forward contracts | CNH, CAD, EUR, GBP And JPY
Disclosure of detailed information about hedging instruments [line items]
Notional amount	kr 4,111	kr 7,361
Hedging instrument, assets	124	34
Hedging instrument, liabilities	23	111
Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Recognised in the Income statement, liability	1,965	395
Recognised in Other comprehensive income, liability	938	1,789
Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Recognised in the Income statement, asset	763	1,641
Recognised in other comprehensive income, asset	kr 1,964	kr 49